Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Accounts receivable
In millions	December 31,	2013	2012
Freight		$675	$674
Non-freight		147	167
Gross accounts receivable		822	841
Allowance for doubtful accounts		(7)	(10)
Net accounts receivable		$815	$831